Quarterly Report
November 30, 2022
SSGA Funds
State Street S&P 500 Index Fund
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
Schedule of Investments (Unaudited)
State Street S&P 500 Index Fund	1
Notes to Schedule of Investments (Unaudited)	8
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS
November 30, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
COMMUNICATION SERVICES — 7.4%
Activision Blizzard, Inc.	27,444	$2,029,484
Alphabet, Inc. Class A (a)	233,193	23,550,161
Alphabet, Inc. Class C (a)	208,484	21,150,702
AT&T, Inc.	275,641	5,314,359
Charter Communications, Inc. Class A (a)	4,300	1,682,547
Comcast Corp. Class A	170,387	6,242,980
DISH Network Corp. Class A (a)	9,923	159,264
Electronic Arts, Inc.	10,442	1,365,605
Fox Corp. Class A	12,116	393,164
Fox Corp. Class B	5,600	170,912
Interpublic Group of Cos., Inc.	15,428	530,106
Live Nation Entertainment, Inc. (a)	5,300	385,628
Lumen Technologies, Inc.	35,987	196,849
Match Group, Inc. (a)	11,187	565,615
Meta Platforms, Inc. Class A (a)	88,452	10,446,181
Netflix, Inc. (a)	17,191	5,252,366
News Corp. Class A	14,614	279,858
News Corp. Class B	3,800	73,910
Omnicom Group, Inc.	8,098	645,896
Paramount Global Class B	18,831	378,126
Take-Two Interactive Software, Inc. (a)	6,194	654,644
T-Mobile US, Inc. (a)	23,207	3,514,932
Verizon Communications, Inc.	162,651	6,340,136
Walt Disney Co. (a)	70,668	6,916,277
Warner Bros Discovery, Inc. (a)	87,333	995,596
		99,235,298
CONSUMER DISCRETIONARY — 10.4%
Advance Auto Parts, Inc.	2,397	361,923
Amazon.com, Inc. (a)	344,129	33,222,214
Aptiv PLC (a)	10,711	1,142,542
AutoZone, Inc. (a)	770	1,985,830
Bath & Body Works, Inc.	8,646	367,455
Best Buy Co., Inc.	7,813	666,449
Booking Holdings, Inc. (a)	1,526	3,173,241
BorgWarner, Inc.	9,363	398,021
Caesars Entertainment, Inc. (a)	8,477	430,716
CarMax, Inc. (a)	6,292	436,413
Carnival Corp. (a)	31,149	309,310
Chipotle Mexican Grill, Inc. (a)	1,098	1,786,402
D.R. Horton, Inc.	12,079	1,038,794
Darden Restaurants, Inc.	4,846	712,314
Dollar General Corp.	8,774	2,243,336
Dollar Tree, Inc. (a)	8,345	1,254,170
Domino's Pizza, Inc.	1,419	551,608
eBay, Inc.	21,718	986,866
Etsy, Inc. (a)	5,005	661,110
Expedia Group, Inc. (a)	5,975	638,369
Ford Motor Co.	152,031	2,113,231
Garmin, Ltd.	6,099	567,146
Security Description	Shares	Value
General Motors Co.	56,141	$2,277,079
Genuine Parts Co.	5,520	1,011,982
Hasbro, Inc.	5,132	322,392
Hilton Worldwide Holdings, Inc.	10,843	1,546,429
Home Depot, Inc.	39,916	12,932,385
Las Vegas Sands Corp. (a)	12,700	594,868
Lennar Corp. Class A	10,080	885,326
LKQ Corp.	9,900	537,867
Lowe's Cos., Inc.	24,703	5,250,623
Marriott International, Inc. Class A	10,606	1,753,702
McDonald's Corp.	28,529	7,782,426
MGM Resorts International	12,500	460,750
Mohawk Industries, Inc. (a)	2,169	219,785
Newell Brands, Inc.	14,879	192,981
NIKE, Inc. Class B	48,826	5,355,724
Norwegian Cruise Line Holdings, Ltd. (a)	16,300	267,972
NVR, Inc. (a)	120	556,681
O'Reilly Automotive, Inc. (a)	2,420	2,092,187
Pool Corp.	1,565	515,527
PulteGroup, Inc.	9,152	409,827
Ralph Lauren Corp.	1,696	191,851
Ross Stores, Inc.	13,834	1,627,847
Royal Caribbean Cruises, Ltd. (a)	8,900	533,377
Starbucks Corp.	44,269	4,524,292
Tapestry, Inc.	9,954	375,963
Target Corp.	17,836	2,979,860
Tesla, Inc. (a)	103,602	20,171,309
TJX Cos., Inc.	45,124	3,612,176
Tractor Supply Co.	4,388	993,048
Ulta Beauty, Inc. (a)	2,049	952,457
VF Corp.	13,328	437,425
Whirlpool Corp.	2,155	315,772
Wynn Resorts, Ltd. (a)	4,091	342,253
Yum! Brands, Inc.	11,249	1,447,296
		138,518,899
CONSUMER STAPLES — 7.0%
Altria Group, Inc.	69,341	3,229,904
Archer-Daniels-Midland Co.	21,561	2,102,197
Brown-Forman Corp. Class B	7,127	520,413
Campbell Soup Co.	7,961	427,267
Church & Dwight Co., Inc.	9,603	786,198
Clorox Co.	4,869	723,777
Coca-Cola Co.	151,020	9,606,382
Colgate-Palmolive Co.	31,992	2,478,740
Conagra Brands, Inc.	18,979	720,822
Constellation Brands, Inc. Class A	6,276	1,615,129
Costco Wholesale Corp.	17,182	9,265,393
Estee Lauder Cos., Inc. Class A	8,964	2,113,622
General Mills, Inc.	22,950	1,957,635
Hershey Co.	5,806	1,365,397
Hormel Foods Corp.	11,598	545,106

See accompanying notes to Schedule of Investments.

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
November 30, 2022 (Unaudited)

Security Description	Shares	Value
J.M. Smucker Co.	4,255	$655,312
Kellogg Co.	10,084	735,628
Keurig Dr. Pepper, Inc.	33,589	1,298,887
Kimberly-Clark Corp.	12,947	1,756,002
Kraft Heinz Co.	30,051	1,182,507
Kroger Co.	25,742	1,266,249
Lamb Weston Holdings, Inc.	5,700	495,330
McCormick & Co., Inc.	10,022	853,674
Molson Coors Beverage Co. Class B	7,409	408,310
Mondelez International, Inc. Class A	52,810	3,570,484
Monster Beverage Corp. (a)	15,205	1,563,986
PepsiCo, Inc.	53,564	9,936,658
Philip Morris International, Inc.	59,985	5,978,705
Procter & Gamble Co.	92,825	13,845,777
Sysco Corp.	19,541	1,690,492
Tyson Foods, Inc. Class A	11,449	758,840
Walgreens Boots Alliance, Inc.	28,358	1,176,857
Walmart, Inc.	55,274	8,424,863
		93,056,543
ENERGY — 5.1%
APA Corp.	12,909	604,787
Baker Hughes Co.	39,998	1,160,742
Chevron Corp.	69,958	12,824,001
ConocoPhillips	49,308	6,090,031
Coterra Energy, Inc.	31,452	877,825
Devon Energy Corp.	25,186	1,725,745
Diamondback Energy, Inc.	7,000	1,036,140
EOG Resources, Inc.	22,561	3,202,083
EQT Corp.	14,626	620,289
Exxon Mobil Corp.	162,044	18,041,979
Halliburton Co.	35,967	1,362,790
Hess Corp.	11,016	1,585,313
Kinder Morgan, Inc.	78,380	1,498,626
Marathon Oil Corp.	26,689	817,484
Marathon Petroleum Corp.	19,212	2,340,214
Occidental Petroleum Corp.	28,660	1,991,583
ONEOK, Inc.	17,666	1,182,209
Phillips 66	18,892	2,048,648
Pioneer Natural Resources Co.	9,153	2,160,016
Schlumberger NV	54,386	2,803,598
Targa Resources Corp.	9,200	684,388
Valero Energy Corp.	15,175	2,027,683
Williams Cos., Inc.	48,172	1,671,568
		68,357,742
FINANCIALS — 11.6%
Aflac, Inc.	22,733	1,635,185
Allstate Corp.	10,667	1,428,311
American Express Co.	23,112	3,642,220
American International Group, Inc.	29,262	1,846,725
Ameriprise Financial, Inc.	4,276	1,419,418
Aon PLC Class A	8,086	2,492,752
Arch Capital Group, Ltd. (a)	14,600	874,686
Security Description	Shares	Value
Arthur J Gallagher & Co.	8,315	$1,655,600
Assurant, Inc.	2,104	269,775
Bank of America Corp.	271,349	10,270,560
Bank of New York Mellon Corp.	29,072	1,334,405
Berkshire Hathaway, Inc. Class B (a)	70,193	22,363,490
BlackRock, Inc.	5,816	4,164,256
Brown & Brown, Inc.	9,268	552,280
Capital One Financial Corp.	15,173	1,566,461
Cboe Global Markets, Inc.	3,900	494,676
Charles Schwab Corp.	59,025	4,871,923
Chubb, Ltd.	16,097	3,534,740
Cincinnati Financial Corp.	6,005	666,315
Citigroup, Inc.	74,648	3,613,710
Citizens Financial Group, Inc.	19,594	830,394
CME Group, Inc.	13,791	2,434,111
Comerica, Inc.	5,172	371,039
Discover Financial Services	10,877	1,178,632
Everest Re Group, Ltd.	1,558	526,511
FactSet Research Systems, Inc.	1,501	692,396
Fifth Third Bancorp	27,127	986,338
First Republic Bank	7,300	931,553
Franklin Resources, Inc.	10,551	282,872
Globe Life, Inc.	3,684	441,933
Goldman Sachs Group, Inc.	13,194	5,094,863
Hartford Financial Services Group, Inc.	12,775	975,627
Huntington Bancshares, Inc.	57,014	882,577
Intercontinental Exchange, Inc.	21,478	2,326,282
Invesco, Ltd.	12,889	246,309
JPMorgan Chase & Co.	113,969	15,748,236
KeyCorp.	36,871	693,543
Lincoln National Corp.	5,810	226,241
Loews Corp.	7,906	459,734
M&T Bank Corp.	6,943	1,180,449
MarketAxess Holdings, Inc.	1,500	401,880
Marsh & McLennan Cos., Inc.	19,211	3,326,961
MetLife, Inc.	25,787	1,977,863
Moody's Corp.	6,039	1,801,253
Morgan Stanley	51,738	4,815,256
MSCI, Inc.	3,100	1,574,273
Nasdaq, Inc.	13,475	922,498
Northern Trust Corp.	8,210	764,433
PNC Financial Services Group, Inc.	15,747	2,649,590
Principal Financial Group, Inc.	9,126	818,420
Progressive Corp.	22,500	2,973,375
Prudential Financial, Inc.	14,706	1,588,689
Raymond James Financial, Inc.	7,500	876,750
Regions Financial Corp.	36,940	857,377
S&P Global, Inc.	13,156	4,641,437
Signature Bank	2,488	347,076
State Street Corp. (b)	14,533	1,157,844
SVB Financial Group (a)	2,336	541,438
Synchrony Financial	18,871	709,172

See accompanying notes to Schedule of Investments.

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
November 30, 2022 (Unaudited)

Security Description	Shares	Value
T Rowe Price Group, Inc.	8,922	$1,114,447
Travelers Cos., Inc.	9,082	1,723,854
Truist Financial Corp.	51,136	2,393,676
US Bancorp	52,051	2,362,595
W R Berkley Corp.	7,950	606,426
Wells Fargo & Co.	146,998	7,048,554
Willis Towers Watson PLC	4,328	1,065,380
Zions Bancorp NA	5,758	298,380
		154,566,025
HEALTH CARE — 15.2%
Abbott Laboratories	67,855	7,299,841
AbbVie, Inc.	68,634	11,062,428
ABIOMED, Inc. (a)	1,800	680,022
Agilent Technologies, Inc.	11,509	1,783,665
Align Technology, Inc. (a)	2,872	564,808
AmerisourceBergen Corp.	6,052	1,033,016
Amgen, Inc.	20,705	5,929,912
Baxter International, Inc.	19,909	1,125,456
Becton Dickinson & Co.	10,950	2,730,273
Biogen, Inc. (a)	5,547	1,692,778
Bio-Rad Laboratories, Inc. Class A (a)	847	351,259
Bio-Techne Corp.	6,204	527,278
Boston Scientific Corp. (a)	54,898	2,485,232
Bristol-Myers Squibb Co.	82,713	6,640,200
Cardinal Health, Inc.	10,770	863,431
Catalent, Inc. (a)	7,200	360,936
Centene Corp. (a)	21,996	1,914,752
Charles River Laboratories International, Inc. (a)	2,011	459,654
Cigna Corp.	11,773	3,872,022
Cooper Cos., Inc.	1,950	616,882
CVS Health Corp.	50,769	5,172,346
Danaher Corp.	25,356	6,932,584
DaVita, Inc. (a)	2,072	152,769
DENTSPLY SIRONA, Inc.	8,566	259,207
DexCom, Inc. (a)	15,120	1,758,154
Edwards Lifesciences Corp. (a)	23,808	1,839,168
Elevance Health, Inc.	9,282	4,946,563
Eli Lilly & Co.	30,623	11,363,583
Gilead Sciences, Inc.	48,360	4,247,459
HCA Healthcare, Inc.	8,310	1,996,228
Henry Schein, Inc. (a)	5,200	420,784
Hologic, Inc. (a)	9,870	751,699
Humana, Inc.	4,865	2,675,263
IDEXX Laboratories, Inc. (a)	3,291	1,401,538
Illumina, Inc. (a)	6,211	1,354,495
Incyte Corp. (a)	6,800	541,756
Intuitive Surgical, Inc. (a)	13,757	3,719,755
IQVIA Holdings, Inc. (a)	7,373	1,607,461
Johnson & Johnson	102,222	18,195,516
Laboratory Corp. of America Holdings	3,574	860,262
McKesson Corp.	5,582	2,130,538
Medtronic PLC	51,339	4,057,835
Merck & Co., Inc.	98,331	10,828,210
Security Description	Shares	Value
Mettler-Toledo International, Inc. (a)	890	$1,307,908
Moderna, Inc. (a)	13,000	2,286,830
Molina Healthcare, Inc. (a)	2,297	773,561
Organon & Co.	10,054	261,605
PerkinElmer, Inc.	4,990	697,253
Pfizer, Inc.	217,885	10,922,575
Quest Diagnostics, Inc.	4,610	699,936
Regeneron Pharmaceuticals, Inc. (a)	4,126	3,101,514
ResMed, Inc.	5,789	1,332,628
STERIS PLC	3,954	734,416
Stryker Corp.	12,945	3,027,706
Teleflex, Inc.	1,854	434,058
Thermo Fisher Scientific, Inc.	15,190	8,509,742
UnitedHealth Group, Inc.	36,377	19,925,866
Universal Health Services, Inc. Class B	2,400	314,040
Vertex Pharmaceuticals, Inc. (a)	9,873	3,123,817
Viatris, Inc.	47,937	528,745
Waters Corp. (a)	2,367	820,402
West Pharmaceutical Services, Inc.	2,927	686,850
Zimmer Biomet Holdings, Inc.	8,327	1,000,073
Zoetis, Inc.	17,989	2,772,824
		202,469,367
INDUSTRIALS — 8.4%
3M Co.	21,269	2,679,256
A.O. Smith Corp.	5,200	315,848
Alaska Air Group, Inc. (a)	5,200	246,688
Allegion PLC	3,473	394,706
American Airlines Group, Inc. (a)	25,690	370,707
AMETEK, Inc.	9,076	1,292,604
Boeing Co. (a)	21,498	3,845,562
C.H. Robinson Worldwide, Inc.	4,897	490,777
Carrier Global Corp.	33,270	1,474,526
Caterpillar, Inc.	20,396	4,821,818
Cintas Corp.	3,322	1,534,033
Copart, Inc. (a)	16,912	1,125,663
CoStar Group, Inc. (a)	15,653	1,268,519
CSX Corp.	82,133	2,684,928
Cummins, Inc.	5,574	1,399,966
Deere & Co.	10,741	4,736,781
Delta Air Lines, Inc. (a)	25,349	896,594
Dover Corp.	5,675	805,566
Eaton Corp. PLC	15,273	2,496,372
Emerson Electric Co.	22,776	2,181,258
Equifax, Inc.	4,839	955,073
Expeditors International of Washington, Inc.	6,467	750,560
Fastenal Co.	22,719	1,170,256
FedEx Corp.	9,451	1,722,161
Fortive Corp.	14,062	949,888

See accompanying notes to Schedule of Investments.

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
November 30, 2022 (Unaudited)

Security Description	Shares	Value
Fortune Brands Home & Security, Inc.	5,112	$334,018
Generac Holdings, Inc. (a)	2,523	266,227
General Dynamics Corp.	8,690	2,193,269
General Electric Co.	42,247	3,631,975
Honeywell International, Inc.	26,064	5,722,351
Howmet Aerospace, Inc.	14,463	544,821
Huntington Ingalls Industries, Inc.	1,579	366,265
IDEX Corp.	2,984	708,670
Illinois Tool Works, Inc.	10,802	2,457,131
Ingersoll Rand, Inc.	15,939	860,228
Jacobs Solutions, Inc.	5,045	638,394
JB Hunt Transport Services, Inc.	3,283	603,711
Johnson Controls International PLC	26,431	1,756,076
L3Harris Technologies, Inc.	7,512	1,705,825
Leidos Holdings, Inc.	5,500	601,315
Lockheed Martin Corp.	9,118	4,423,962
Masco Corp.	8,915	452,704
Nordson Corp.	2,137	505,379
Norfolk Southern Corp.	9,085	2,330,302
Northrop Grumman Corp.	5,597	2,984,824
Old Dominion Freight Line, Inc.	3,500	1,059,135
Otis Worldwide Corp.	16,613	1,297,309
PACCAR, Inc.	13,746	1,455,839
Parker-Hannifin Corp.	5,075	1,517,120
Pentair PLC	6,502	297,597
Quanta Services, Inc.	5,654	847,422
Raytheon Technologies Corp.	57,136	5,640,466
Republic Services, Inc.	8,118	1,130,756
Robert Half International, Inc.	4,374	344,584
Rockwell Automation, Inc.	4,563	1,205,636
Rollins, Inc.	9,325	377,103
Snap-on, Inc.	2,106	506,704
Southwest Airlines Co. (a)	23,527	938,963
Stanley Black & Decker, Inc.	5,650	461,718
Textron, Inc.	8,363	596,951
Trane Technologies PLC	9,160	1,634,327
TransDigm Group, Inc.	2,037	1,280,254
Union Pacific Corp.	24,139	5,248,543
United Airlines Holdings, Inc. (a)	12,917	570,544
United Parcel Service, Inc. Class B	28,290	5,367,462
United Rentals, Inc. (a)	2,767	976,834
Verisk Analytics, Inc.	6,205	1,139,921
W.W. Grainger, Inc.	1,712	1,032,439
Waste Management, Inc.	14,470	2,426,908
Westinghouse Air Brake Technologies Corp.	7,182	726,028
Xylem, Inc.	7,234	812,740
		112,590,860
INFORMATION TECHNOLOGY — 26.4%
Accenture PLC Class A	24,510	7,375,794
Security Description	Shares	Value
Adobe, Inc. (a)	18,112	$6,247,372
Advanced Micro Devices, Inc. (a)	62,268	4,833,865
Akamai Technologies, Inc. (a)	6,284	596,100
Amphenol Corp. Class A	22,815	1,835,010
Analog Devices, Inc.	19,991	3,436,653
ANSYS, Inc. (a)	3,442	875,301
Apple, Inc.	586,829	86,868,297
Applied Materials, Inc.	33,474	3,668,750
Arista Networks, Inc. (a)	9,300	1,295,490
Autodesk, Inc. (a)	8,589	1,734,549
Automatic Data Processing, Inc.	16,034	4,235,221
Broadcom, Inc.	15,653	8,625,273
Broadridge Financial Solutions, Inc.	4,700	700,817
Cadence Design Systems, Inc. (a)	10,527	1,811,065
CDW Corp.	5,347	1,008,658
Ceridian HCM Holding, Inc. (a)	5,900	403,796
Cisco Systems, Inc.	160,513	7,980,706
Cognizant Technology Solutions Corp. Class A	20,527	1,276,985
Corning, Inc.	30,076	1,026,494
DXC Technology Co. (a)	8,991	266,763
Enphase Energy, Inc. (a)	5,355	1,716,759
EPAM Systems, Inc. (a)	2,268	835,939
F5, Inc. (a)	2,355	364,107
Fidelity National Information Services, Inc.	24,035	1,744,460
Fiserv, Inc. (a)	24,552	2,562,247
FleetCor Technologies, Inc. (a)	2,965	581,733
Fortinet, Inc. (a)	25,873	1,375,409
Gartner, Inc. (a)	3,100	1,086,147
Global Payments, Inc.	10,957	1,137,117
Hewlett Packard Enterprise Co.	51,366	861,922
HP, Inc.	35,663	1,071,317
Intel Corp.	158,632	4,770,064
International Business Machines Corp.	34,920	5,199,588
Intuit, Inc.	10,894	4,440,285
Jack Henry & Associates, Inc.	2,880	545,328
Juniper Networks, Inc.	12,754	423,943
Keysight Technologies, Inc. (a)	7,114	1,286,851
KLA Corp.	5,506	2,164,684
Lam Research Corp.	5,315	2,510,700
Mastercard, Inc. Class A	33,128	11,806,819
Microchip Technology, Inc.	21,612	1,711,454
Micron Technology, Inc.	42,290	2,438,019
Microsoft Corp.	289,709	73,916,354
Monolithic Power Systems, Inc.	1,700	649,332
Motorola Solutions, Inc.	6,397	1,741,263
NetApp, Inc.	8,687	587,328
NortonLifeLock, Inc.	22,603	518,965
NVIDIA Corp.	97,283	16,463,202
NXP Semiconductors NV	10,300	1,811,152
ON Semiconductor Corp. (a)	17,127	1,287,950

See accompanying notes to Schedule of Investments.

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
November 30, 2022 (Unaudited)

Security Description	Shares	Value
Oracle Corp.	58,692	$4,873,197
Paychex, Inc.	12,663	1,570,592
Paycom Software, Inc. (a)	1,922	651,750
PayPal Holdings, Inc. (a)	44,594	3,496,616
PTC, Inc. (a)	4,179	531,611
Qorvo, Inc. (a)	4,080	404,940
QUALCOMM, Inc.	43,426	5,492,955
Roper Technologies, Inc.	4,091	1,795,499
Salesforce, Inc. (a)	38,521	6,172,990
Seagate Technology Holdings PLC	7,721	408,981
ServiceNow, Inc. (a)	7,776	3,237,149
Skyworks Solutions, Inc.	6,343	606,518
SolarEdge Technologies, Inc. (a)	2,200	657,492
Synopsys, Inc. (a)	5,847	1,985,290
TE Connectivity, Ltd.	12,549	1,582,680
Teledyne Technologies, Inc. (a)	1,853	778,445
Teradyne, Inc.	6,198	579,203
Texas Instruments, Inc.	35,367	6,382,329
Trimble, Inc. (a)	9,791	585,012
Tyler Technologies, Inc. (a)	1,644	563,465
VeriSign, Inc. (a)	3,690	737,299
Visa, Inc. Class A	63,520	13,783,840
Western Digital Corp. (a)	12,380	454,965
Zebra Technologies Corp. Class A (a)	2,047	553,263
		351,599,478
MATERIALS — 2.7%
Air Products & Chemicals, Inc.	8,568	2,657,451
Albemarle Corp.	4,630	1,287,094
Amcor PLC	59,409	733,701
Avery Dennison Corp.	3,118	602,803
Ball Corp.	12,426	696,850
Celanese Corp.	3,941	422,869
CF Industries Holdings, Inc.	7,830	847,128
Corteva, Inc.	27,608	1,854,153
Dow, Inc.	28,391	1,447,089
DuPont de Nemours, Inc.	19,802	1,396,239
Eastman Chemical Co.	4,855	420,540
Ecolab, Inc.	9,802	1,468,634
FMC Corp.	4,980	650,587
Freeport-McMoRan, Inc.	55,032	2,190,274
International Flavors & Fragrances, Inc.	10,079	1,066,560
International Paper Co.	14,312	531,261
Linde PLC	19,292	6,491,372
LyondellBasell Industries NV Class A	10,022	851,970
Martin Marietta Materials, Inc.	2,466	903,740
Mosaic Co.	13,616	698,501
Newmont Corp.	31,377	1,489,466
Nucor Corp.	10,349	1,551,833
Packaging Corp. of America	3,700	502,793
PPG Industries, Inc.	9,290	1,256,194
Sealed Air Corp.	5,741	305,593
Security Description	Shares	Value
Sherwin-Williams Co.	9,124	$2,273,518
Vulcan Materials Co.	5,290	969,816
Westrock Co.	10,053	381,210
		35,949,239
REAL ESTATE — 2.7%
Alexandria Real Estate Equities, Inc. REIT	5,870	913,431
American Tower Corp. REIT	17,960	3,973,650
AvalonBay Communities, Inc. REIT	5,528	966,847
Boston Properties, Inc. REIT	5,639	406,459
Camden Property Trust REIT	4,200	505,386
CBRE Group, Inc. Class A (a)	12,808	1,019,517
Crown Castle, Inc. REIT	16,719	2,364,568
Digital Realty Trust, Inc. REIT	11,362	1,277,771
Equinix, Inc. REIT	3,500	2,417,275
Equity Residential REIT	13,382	867,957
Essex Property Trust, Inc. REIT	2,575	567,479
Extra Space Storage, Inc. REIT	5,294	850,693
Federal Realty Investment Trust REIT	2,800	311,080
Healthpeak Properties, Inc. REIT	21,331	560,152
Host Hotels & Resorts, Inc. REIT	28,759	544,695
Invitation Homes, Inc. REIT	22,923	747,977
Iron Mountain, Inc. REIT	11,274	612,516
Kimco Realty Corp. REIT	24,450	560,394
Mid-America Apartment Communities, Inc. REIT	4,564	752,512
Prologis, Inc. REIT	35,626	4,196,387
Public Storage REIT	6,046	1,801,466
Realty Income Corp. REIT	23,700	1,494,759
Regency Centers Corp. REIT	5,799	385,228
SBA Communications Corp. REIT	4,265	1,276,514
Simon Property Group, Inc. REIT	12,941	1,545,673
UDR, Inc. REIT	12,200	505,934
Ventas, Inc. REIT	15,802	735,267
VICI Properties, Inc. REIT	38,074	1,302,131
Vornado Realty Trust REIT	6,046	152,903
Welltower, Inc. REIT	18,181	1,291,396
Weyerhaeuser Co. REIT	29,267	957,324
		35,865,341
UTILITIES — 3.0%
AES Corp.	26,259	759,410
Alliant Energy Corp.	9,800	551,740
Ameren Corp.	10,214	912,315
American Electric Power Co., Inc.	20,243	1,959,522
American Water Works Co., Inc.	7,187	1,090,699
Atmos Energy Corp.	5,200	625,040
CenterPoint Energy, Inc.	24,886	774,203

See accompanying notes to Schedule of Investments.

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
November 30, 2022 (Unaudited)

Security Description	Shares	Value
CMS Energy Corp.	11,301	$690,152
Consolidated Edison, Inc.	14,018	1,374,325
Constellation Energy Corp.	12,921	1,241,967
Dominion Energy, Inc.	32,011	1,956,192
DTE Energy Co.	7,659	888,521
Duke Energy Corp.	29,602	2,958,128
Edison International	15,079	1,005,166
Entergy Corp.	8,042	935,043
Evergy, Inc.	9,074	537,272
Eversource Energy	13,696	1,134,851
Exelon Corp.	39,207	1,621,994
FirstEnergy Corp.	21,460	885,010
NextEra Energy, Inc.	76,074	6,443,468
NiSource, Inc.	15,578	435,249
NRG Energy, Inc.	9,498	403,190
PG&E Corp. (a)	63,649	999,289
Pinnacle West Capital Corp.	4,469	350,012
PPL Corp.	29,104	859,150
Public Service Enterprise Group, Inc.	19,721	1,194,107
Sempra Energy	12,126	2,015,220
Southern Co.	40,847	2,762,891
WEC Energy Group, Inc.	12,470	1,236,276
Xcel Energy, Inc.	21,624	1,518,437
		40,118,839
TOTAL COMMON STOCKS (Cost $294,525,316)		1,332,327,631

SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.70% (c) (d)	1,284,678	1,284,678
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (b) (e)	2,970,698	$2,970,698
TOTAL SHORT-TERM INVESTMENTS (Cost $4,255,376)		4,255,376
TOTAL INVESTMENTS — 100.2% (Cost $298,780,692)		1,336,583,007
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(2,007,254)
NET ASSETS — 100.0%		$1,334,575,753
(a)	Non-income producing security.
(b)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended November 30, 2022 are shown in the Affiliate Table below.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended November 30, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at November 30, 2022.
(e)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

At November 30, 2022, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index (long)	20	12/16/2022	$3,721,000	$4,081,250	$360,250
See accompanying notes to Schedule of Investments.

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
November 30, 2022 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of November 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,332,327,631	$—	$—	$1,332,327,631
Short-Term Investments	4,255,376	—	—	4,255,376
TOTAL INVESTMENTS	$1,336,583,007	$—	$—	$1,336,583,007
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	$360,250	$—	$—	$360,250
TOTAL OTHER FINANCIAL INSTRUMENTS:	$360,250	$—	$—	$360,250
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$1,336,943,257	$—	$—	$1,336,943,257
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table
	Number of Shares Held at 8/31/22	Value at 8/31/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 11/30/22	Value at 11/30/22	Dividend Income
State Street Corp.	15,047	$1,028,462	$—	$31,345	$17,146	$143,581	14,533	$1,157,844	$9,480
State Street Institutional U.S. Government Money Market Fund, Class G Shares	100	100	30,858,622	29,574,044	—	—	1,284,678	1,284,678	26,625
State Street Navigator Securities Lending Portfolio II	2,791,762	2,791,762	4,928,292	4,749,356	—	—	2,970,698	2,970,698	1,555
Total		$3,820,324	$35,786,914	$34,354,745	$17,146	$143,581		$5,413,220	$37,660
See accompanying notes to Schedule of Investments.

STATE STREET S&P 500 INDEX FUND
Notes to Schedule of Investments
November 30, 2022 (Unaudited)

Security Valuation
The Portfolio's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Portfolio's investments by major category are as follows:
•  Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Fund's investments.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of November 30, 2022 is disclosed in the Fund’s Schedule of Investments.

STATE STREET S&P 500 INDEX FUND
Notes to Schedule of Investments  (continued)
November 30, 2022 (Unaudited)

Futures Contracts
The Fund may enter into futures contracts to meet the Funds' objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
Other Transactions with Affiliates
The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended November 30, 2022, are disclosed in the Funds' Schedules of Investments.
Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date on which the Form N-PORT filings were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the Form N-PORT filings.